Withdrawals and Distributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic distribution amount	$ 7,000
Distributions payable	$ 0	$ 0